Stockholders' Equity (Deficit) - Schedule of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Shares outstanding, beginning balance		86,251
Shares outstanding, granted
Shares outstanding, exercised
Shares outstanding, canceled		(86,251)
Shares outstanding, ending balance
Weighted- average exercise price, beginning balance
Weighted- average exercise price, granted
Weighted- average exercise price, exercised
Weighted- average exercise price, canceled
Weighted- average exercise price, ending balance
Weighted average remaining contractual term (in years), beginning balance	0 years	5 years
Weighted average remaining contractual term (in years), granted	0 years	0 years
Weighted average remaining contractual term (in years), ending balance	0 years	0 years
Aggregate intrinsic value, beginning balance
Aggregate Intrinsic Value, ending balance